SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]
15.	SUBSEQUENT EVENTS

(a)            Subsequent to December 31, 2018, the Company received an additional $1,500,000 from lenders under the terms of the new loans described in note 8, including $750,000 from a related party, who is a director of the Company
.

(b)            Subsequent to December 31, 2018, 524,293 exchangeable shares (on a pre-consolidated basis) were converted into 3,496 common shares.

17.	SUBSEQUENT EVENTS

(a)   On July 24, 2018, the Company’s Board of Directors (the “Board”) unanimously adopted resolutions authorizing a reverse stock split, at a ratio of up to 1:150, of the common stock of the Company. On or about August 7, 2018, a majority of the holders of the common stock and exchangeable shares of the Company, voting together as a single class, approved the reverse stock split. On September 25, 2018, the Board established the split ratio for the reverse stock split at a ratio of 1:150. On October 29, 2018, the Company effected the reverse stock split and thereafter the Company’s common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split-adjusted basis. Further details are provided in Note 2(a).

(b)   Subsequent to March 31, 2018, Exchangeable Shareholders exchanged 20,000 exchangeable shares into Common Stock.

(c)   On June 11, 2018, the Company increased the number of authorized shares of Common Stock from 250,000,000 to 500,000,000 and issued 263,639 common shares related to the conversion of notes payable at March 31, 2018. (Note 10(b))

(d)   Subsequent to March 31, 2018, the Company’s board granted 40,000 options at $9.735 per share that immediately vested to the CEO of the Company with a 10 year expiry and 5,000 options at $6.93 per share were granted to our Chief Commercial Officer that vest over three years from the anniversary of the grant and expire in 7 years.

(e)   Subsequent to March 31, 2018, an affiliate of one of the Company’s major shareholders who is also a director provided an aggregate amount of $1,960,000 in term loans to the Company that bears interest at a fixed rate of 1% per month and matures on April 30, 2019.

(f)   Subsequent to March 31, 2018, the China JV was formally formed and the Company will account for it as of the date of formation.